UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC  20549


                          FORM 13F

                     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
June 30, 2001

Check here if Amendment  [    X ]     Amendment Number: 1

This Amendment:          [    X ]     is a restatement
                    [      ]   adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Nevis Capital Management LLC
Address:       1119 Saint Paul St.
               Baltimore, MD  21202


13F File Number:    28-6469


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David R. Wilmerding, III
Title:         Managing Member
Phone:         (410) 385-2645

Signature, Place and Date of Signing:

David R. Wilmerding, III Baltimore, Maryland August 9, 2001


Report Type:

[ X  ]    13F HOLDINGS REPORT

[    ]    13F NOTICE

[    ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $604,943

                 FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aether Systems, Inc.           COM              00808v105     4988   563587 SH       SOLE                   563587
American Tower                 COM              029912201    65812  3183931 SH       SOLE                  3183931
Armor Holdings                 COM              042260109    19166  1277700 SH       SOLE                  1277700
BEA Systems                    COM              073325102    29280   953425 SH       SOLE                   953425
CSG Systems Intl, Inc.         COM              126349109    67666  1166650 SH       SOLE                  1166650
Clear Channel                  COM              184502102    82108  1309535 SH       SOLE                  1309535
Conductus                      COM              206784100     2735   530000 SH       SOLE                   530000
Connetics                      COM              208192104     4490   592300 SH       SOLE                   592300
Corvis                         COM              221009103      439   100000 SH       SOLE                   100000
Ebenx Inc.                     COM              278668108     1826   556800 SH       SOLE                   556800
Gene Logic, Inc.               COM              368689105     3641   167000 SH       SOLE                   167000
Hyperion Solutions             COM              44914M104    29763  1984167 SH       SOLE                  1984167
Microstrategy                  COM              594972101     5164  1844250 SH       SOLE                  1844250
Parametric Technology Corp.    COM              699173100    18284  1306936 SH       SOLE                  1306936
Primus                         COM              74163Q100     4217   704000 SH       SOLE                   704000
Rational Software              COM              75409p202   108517  3868693 SH       SOLE                  3868693
SBA Communications             COM              78388J106    39834  1609453 SH       SOLE                  1609453
Saba Software                  COM              784932105      632    38500 SH       SOLE                    38500
Vicor Corp.                    COM              925815102    43881  2692098 SH       SOLE                  2692098
Vitesse                        COM              928497106    31959  1518943 SH       SOLE                  1518943
Wind River                     COM              973149107    40545  2322171 SH       SOLE                  2322171